Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Other assets [member]
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ 5